Shareholders' Equity, Summary (Details) $ / shares in Units, $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MXN ($) shares
Shareholders Equity [Abstract]
Capital stock	$ 95,356,548	$ 4,705	$ 95,362,024
Series B Common Stock [Member]
Shareholders Equity [Abstract]
Capital stock | $	$ 231,290
Number of shares issued (in shares)	61,245,000,000	61,245,000,000
Number of shares outstanding (in shares)	61,000,000,000	61,000,000,000	62,450,000,000
Treasury stock (in shares)	245,000,000	245,000,000	770,260,000
Common stock, par value (in dollars per share) | $ / shares	$ 0